UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 150.0%

Security	Principal Amount (000’s omitted)	Value
Education — 9.3%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$770,828
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	340	385,954
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	237,812
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29	500	581,065
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	390,215
New Jersey Institute of Technology, 5.00%, 7/1/42	735	794,579
Rutgers State University, 5.00%, 5/1/39	250	278,055

		$3,438,508

General Obligations — 4.3%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,573,481

		$1,573,481

Hospital — 12.4%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$685	$687,322
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	250	272,120
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	543,078
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	255,653
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	255	297,600
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	328,925
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	810,277
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,367,529

		$4,562,504

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$997,030

		$997,030

Insured-Education — 6.6%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$898,168
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,216,357
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	295,749

		$2,410,274

Insured-Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$613,376
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	321,024

		$934,400

Insured-Escrowed/Prerefunded — 2.7%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$840	$1,006,160

		$1,006,160

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 43.3%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,819,533
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,080,340
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	345,376
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	367,839
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	390,618
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	414,898
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,609,455
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	660,720
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,419,764
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,115,798
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,070,490
Lakewood Township, (AGC), 5.75%, 11/1/31	700	778,239
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,060,959
Nutley School District, (NPFG), 4.75%, 7/15/30	110	115,669
Nutley School District, (NPFG), 4.75%, 7/15/31	410	430,279
Paterson, (BAM), 5.00%, 1/15/26	250	280,253

		$15,960,230

Insured-Hospital — 11.6%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$2,000	$2,194,280
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	178,928
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	263,130
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,619,445

		$4,255,783

Insured-Lease Revenue/Certificates of Participation — 6.4%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,245,540
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	460	521,847
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	605,625

		$2,373,012

Insured-Special Tax Revenue — 12.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$843,690
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	537,725
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,530
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,478,694
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	658,224
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	146,357

		$4,643,220

Insured-Transportation — 7.7%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,855,545
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	795,255
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	199,733

		$2,850,533

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 9.8%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,106,710
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	509,880

		$3,616,590

Lease Revenue/Certificates of Participation — 1.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$633,588

		$633,588

Senior Living/Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$703,309

		$703,309

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,079,565

		$1,079,565

Transportation — 9.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$633,489
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	222,997
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	610	686,726
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	1,000	596,760
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,318,831

		$3,458,803

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$809,992

		$809,992

Total Tax-Exempt Municipal Securities — 150.0% (identified cost $50,212,975)		$55,306,982

Taxable Municipal Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.4%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$500	$512,195

Total Taxable Municipal Securities — 1.4% (identified cost $494,550)		$512,195

Total Investments — 151.4% (identified cost $50,707,525)		$55,819,177

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.2)%		$(19,600,493)

Other Assets, Less Liabilities — 1.8%		$654,680

Net Assets Applicable to Common Shares — 100.0%		$36,873,364

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 68.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	50 U.S. Long Treasury Bond	Short	$(6,808,502)	$(6,859,375)	$(50,873)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $50,873.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,447,393

Gross unrealized appreciation	$5,323,736
Gross unrealized depreciation	(176,952)

Net unrealized appreciation	$5,146,784

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$55,306,982	$—	$55,306,982
Taxable Municipal Securities	—	512,195	—	512,195
Total Investments	$—	$55,819,177	$—	$55,819,177

Liability Description
Futures Contracts	$(50,873)	$—	$—	$(50,873)
Total	$(50,873)	$—	$—	$(50,873)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014